INTEREST EXPENSE (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of interest expenses [Abstract]
Disclosure of detailed information for interest expense [Text Block]

	2019	2018	2017
	US$’000	US$’000	US$’000

Interest on bank loans	7,832	6,139	5,300
Interest on loans from related parties (Note 5)	-	-	629
Amortisation of upfront fees on bank loans	448	220	-
Guarantee fees to related parties (Note 5)	-	54	451
Other finance cost	194	104	168
Interest on lease liabilities	3,442	-	-
	11,916	6,517	6,548